TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 7:-	TAXES ON INCOME

a.	Tax rates:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2011 - 24%, 2012 - 25%, 2013 - 25%.

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, of fiscal changes whose main aim is to enhance the collection of taxes in those years.

These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises. Other changes introduced by the Amended Budget Law include taxing revaluation gains effective from August 1, 2013. The provisions of the changes regarding the taxation of revaluation gains, however, will only become effective once regulations that define "non-corporate taxable retained earnings" are issued as well as regulations that set forth provisions for avoiding double taxation of assets outside of Israel. As of the date of publication of these financial statements, no such regulations have been issued.

b.	Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2013
Deferred tax assets:
Net operating loss and capital loss carry forward	$38,083	$43,498
Valuation allowance	(38,083)	(43,498)

Net deferred tax asset	-	-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets regarding the loss carry-forward will not be realized in the foreseeable future.

c.	Net operating losses carry-forward:

The Company has accumulated operating losses for tax purposes as of December 31, 2013 in the amount of approximately $ 33,179 (denominated in NIS), which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company has accumulated capital losses of approximately $ 130,453 (denominated in NIS), which may be carried forward and offset against capital gains.

d.
The main reconciling item from the statutory tax rate of the Company to the effective tax rate are valuation allowances provided for deferred tax assets. Tax expenses in 2012 and 2013 represent tax withheld from the Company.

e.	Tax reports filed by the Company in Israel through the year ended December 31, 2008 are considered final.

f.	As of December 31, 2012 and 2013, the Company did not have any unrecognized tax benefits or uncertain tax positions.